Condensed Consolidated Statements of Cash Flows (Unaudited) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (18,845)	$ (9,431)	$ (55,055)	$ (29,397)	$ (20,909)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation of property, plant and equipment	980	493	2,457	1,390	895
Amortization of intangible assets	38	31	136	102	76
Share-based compensation expense	3,714	2,935	13,159	10,585	4,132
Bad debt expense			473	600
Amortization of premium on investments	290	233	1,018	501
Amortization of discount on convertible senior notes	1,442	1,279	5,355	209
Amortization of deferred financing costs	78	69	287	11	671
Change in fair value of derivative instrument					3,935
Gain on early extinguishment of debt, net					(4,606)
Other	63	18	73		25
Change in operating assets and liabilities:
Accrued interest on convertible notes				210
Accounts receivable	(3,485)	4,944	3,627	(8,156)	(11,140)
Inventories, net	(2,733)	(2,287)	(17,602)	(6,741)	(5,363)
Prepaid expenses and other current assets	(17)	(399)	(2,100)	(733)	(644)
Accounts payable	2,261	(1,346)	1,135	766	2,523
Accrued interest on convertible senior notes	1,258	1,258
Other accrued liabilities	(1,102)	(36)	5,435	3,018	863
Other long-term liabilities	165		2,210
Net cash used in operating activities	(15,893)	(2,239)	(39,392)	(27,635)	(29,542)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of investments	(15,000)	(46,906)	(192,290)	(25,802)
Maturities of investments	36,590	14,000	123,125
Additions to property, plant and equipment, net	(1,463)	(1,335)	(12,684)	(4,576)	(1,029)
Additions to patents	(63)	(139)	(554)	(505)	(444)
Cash paid for security deposits	(750)		(56)	(1,250)
Net cash provided by (used in) investing activities	19,314	(34,380)	(82,459)	(32,133)	(1,473)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock				62,760	60,220
Payment of common stock issuance costs		(1)	(1)	(4,360)	(1,510)
Proceeds from issuance of convertible debt				143,750	20,000
Repayment of convertible debt					(20,000)
Payment of convertible debt issuance costs				(4,781)
Proceeds from exercise of stock options	392	537	1,056	3,557	1,547
Net cash provided by financing activities	392	536	1,055	200,926	60,257
Effect of exchange rate changes on cash and cash equivalents	(674)	12	(95)	155	789
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	3,139	(36,071)	(120,891)	141,313	30,031
CASH AND CASH EQUIVALENTS - BEGINNING OF PERIOD	71,257	192,148	192,148	50,835	20,804
CASH AND CASH EQUIVALENTS - END OF PERIOD	74,396	156,077	71,257	192,148	50,835
Supplemental disclosure of cash flow information:
Interest paid			5,031		149
Supplemental disclosure of non-cash investing and financing activities:
Transfers from inventory to property, plant and equipment			585	535
Recognition of fair value of derivative instrument					$ 3,891